Financial Instruments (Tables)	3 Months Ended
Nov. 30, 2021
Schedule of derivative warrant liabilities and convertible debentures

Type	Valuation Technique	Key Inputs	Inter-relationship between significant inputs and fair value measurement
Derivative warrant liabilities	The fair value of the warrant liabilities at the year-end has been calculated using a Black-Scholes pricing model combined with a discounted cash flow methodology.

Key observable inputs

• Share price (November 30, 2021: $0.41, August 31, 2021: $0.41)

• Risk-free interest rate (November 30, 2021: 0.42% to 1.01%, August 31, 2021: 0.19% to 0.67%)

• Dividend yield (November 30, 2021: 0%, August 31, 2021: 0%)

Key unobservable inputs

• Expected volatility (November 30, 2021: 60%, August 31, 2021: 60% to 70%)

The estimated fair value would increase (decrease) if:

• The share price was higher (lower)

• The risk-free interest rate was higher (lower)

• The dividend yield was lower (higher)

• The expected volatility factor was higher (lower)

• The credit spread was lower (higher)

Convertible debentures	The fair value of the convertible debt during the period was calculated using a binomial lattice methodology.

Key observable inputs*

• Share price (August 31, 2021: $0.623 to $0.828)

• Risk-free interest rate (August 31, 2021: 0.10% to 0.16%)

• Dividend yield (August 31, 2021: 0%)

Key unobservable inputs*

• Discount for lack of marketability (DLOM) (August 31, 2021: 5%-15%)

The estimated fair value would increase (decrease) if:

• The share price was higher (lower)

• The risk-free interest rate was higher (lower)

• The dividend yield was lower (higher)

• The discount for lack of marketability was lower (higher)

*The range provided for the year ended August 31, 2021 refers to the range used for each assumption for the fair value at the date of the conversions during the period as the balance is $nil at year end.

Schedule of significant unobservable input

Derivative Warrant Liabilities	November 30, 2021
Comprehensive Loss	Increase	Decrease
Expected volatility (20% movement vs. the model input)	$(653)	$544